Asset sales - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2019	Apr. 30, 2019	Dec. 31, 2019
Sale of productive asset			$ 1.3
Loss on asset sales			(6.1)
Cyxtera Colocation Entity Limited Cyxtera HK [Member]
Sale of productive asset	$ 0.5
Loss on asset sales			3.1
Other Assets [Member]
Loss on asset sales			$ 3.0
Sale of Equipment		$ 0.8